Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0001772253
Registrant Name	Flex LNG Ltd.
Registration File Number	333-282473
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A